Schedule of finance income (Details) (parenthetical) - INR (₨) ₨ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Finance Income
Interest income on loans and advances to customers	₨ 7,206	₨ 4,810	₨ 1,824